INTERESTS IN OTHER ENTITIES - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Accumulated impairment
Disclosure of subsidiaries [line items]
Financial assets	£ (813)	£ (870)
Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Santander UK Group Holdings plc | Accumulated impairment
Disclosure of subsidiaries [line items]
Financial assets	£ 0	£ 0
Santander UK Group Holdings plc | Santander UK plc
Disclosure of subsidiaries [line items]
Pre-tax discount rate applied to cash flow projections	17.40%	16.80%
Santander UK Group Holdings plc | Santander Financial Services plc
Disclosure of subsidiaries [line items]
Pre-tax discount rate applied to cash flow projections	17.70%	18.10%